OIL AND GAS PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2013
Oil And Gas Properties Tables
Oil and gas properties

Oil and gas properties consist of the following:

	December 31, 2013	December 31, 2012

Oil and Gas Property
Unproved Leaseholds	$378,478	$217,347
Asset Retirement Obligation	94,042	61,407

Total Oil and Gas Properties	$472,520	$278,754